Leases	12 Months Ended
Mar. 31, 2017
Leases [Abstract]
Leases
11	Leases

(a)	Capital leases

During the year ended March 31, 2014, the Company entered into capital lease obligations amounting to approximately $123,000 for two motor vehicles.  During the year ended March 31, 2016, the Company entered into an additional capital lease obligation amounting to approximately $116,000 for one motor vehicle.

Future minimum payments under capital leases as of March 31, 2017 with an initial term of more than one year are as follows:

Future minimum payments under capital leases for the years ending March 31,	Principal repayment	Interest payment	Total obligations
	$ in thousands	$ in thousands	$ in thousands

2018	44	4	48
2019	28	2	30
2020	27	1	28
2021	5	0	5

	104	7	111

(b)	Operating leases

As of March 31, 2017, the Company leases a factory in Shenzhen, two commercial units in Beijing and part of production facilities and machines in Xinxing under rental agreements to third parties.  The Company will need to pay a cancellation fee of approximately $84,000 if the Company decides to terminate all the rental agreements before their expiry.

The Shenzhen factory was rented out to a third party from August 1, 2013 to August 1, 2019.  Part of the production facilities in Xinxing were rented to various third parties up to December 31, 2020.  The expected future rental payments to be received are as follows:

Year ending March 31,	$ in thousands

2018	1,302
2019	1,231
2020	410

2,943

As of March 31, 2017, the future minimum lease commitment payables in respect of non-cancellable operating leases for one office and two staff quarters in Shenzhen and a staff quarter in Xinxing are as follows:

Year ending March 31,	$ in thousands

2018	94
2019	26

120

Rental expenses for all operating leases of one office premise in Shenzhen, two staff quarters in Shenzhen and a staff quarter in Xinxing amounted to approximately $100,000, $119,000 and $100,000 for the fiscal years ended March 31, 2015, 2016 and 2017, respectively.